SHORT-TERM AND LONG-TERM BANK LOANS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Short Term And Long Term Bank
Short - term bank loans	¥ 401,755		¥ 183,270		¥ 220,000	$ 30,986	$ 56,586
Total Short term and long term bank loans pledged by deposits current	1,196,434		183,270				168,514
Long-term bank loan	159,729		928,894				22,497
Total	1,356,163		1,112,164				191,011
Restricted cash	1,008,318		399,337	¥ 675,159			142,019
Restricted cash	812,371		1,545,605	1,069,244			114,420
Securitization debt.
Short Term And Long Term Bank
Face value	164,205		110,142	475,491			$ 23,128
Proceeds from short-term debt	¥ 161,455	$ 22,741	¥ 108,365	¥ 462,170
Securitization debt. | Minimum
Short Term And Long Term Bank
Effective interest rate	1.16%						1.16%
Securitization debt. | Maximum
Short Term And Long Term Bank
Effective interest rate	4.59%						4.59%
Short-term bank loans
Short Term And Long Term Bank
Long-term debt, weighted average interest rate (as a percent)	1.60%		1.74%				1.60%
Short-term bank loans | Pledged
Short Term And Long Term Bank
Restricted cash	¥ 0		¥ 81,150
Short-term bank loans guaranteed by subsidiaries within the Group
Short Term And Long Term Bank
Short - term bank loans	239,000						$ 33,662
Pledged short term bank loans
Short Term And Long Term Bank
Short - term bank loans			73,128
Secured bank borrowings
Short Term And Long Term Bank
Short - term bank loans	162,755		110,142				22,924
Secured bank borrowings | Pledged
Short Term And Long Term Bank
Intercompany notes receivables	162,755		¥ 110,142				22,924
Long-term bank loans pledged by deposits
Short Term And Long Term Bank
Long-term bank loans pledged by deposits, current portion	¥ 794,679						$ 111,928
Long term bank loan
Short Term And Long Term Bank
Long-term debt, weighted average interest rate (as a percent)	1.32%		1.06%				1.32%
Long term bank loan - 2025	¥ 159,729						$ 22,497
Long term bank loan - 2024	794,679						111,928
Long term bank loan | Pledged
Short Term And Long Term Bank
Restricted cash	¥ 919,320		¥ 917,650				$ 129,484